UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street Suite 2, Omaha, NE  68130

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC., 80 Arkay Drive, Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

10/31

Date of reporting period: 7/31/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Marathon Value Portfolio
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2014
Shares		Fair Value

	COMMON STOCK - 85.8%
	AGRICULTURE - 0.5%
7,500	Archer Daniels Midland Co.	$ 348,000

	AUTOMOBILES, PARTS & EQUIPMENT- 2.2%
6,200	Advance Auto Parts, Inc.	750,882
8,500	Genuine Parts Co.	703,970
		1,454,852
	BANKS - 5.4%
9,600	Bank of Nova Scotia	651,840
8,300	Bofl Holding, Inc. *	619,097
6,707	Credit Suisse Group AG - ADR	181,760
36,593	Hudson City Bancorp, Inc.	356,781
50,900	Northeast Bancorp	472,861
12,500	SunTrust Banks, Inc.	475,625
19,530	US Bancorp	820,846
		3,578,810
	CHEMICALS - 6.6%
20,651	Koninklijke DSM NV - ADR	358,088
9,000	PPG Industries, Inc.	1,785,240
9,500	Sasol Ltd.	549,575
22,200	Valspar Corp.	1,666,110
		4,359,013
	COMMUNICATIONS, BROADCASTING & CABLE - 0.4%
8,300	SK Telecom Co., Ltd. -ADR	234,973

	COMPUTERS - 8.7%
9,100	Apple, Inc.	869,687
26,800	Cisco Systems, Inc.	676,164
13,950	EMC Corp.	408,735
1,100	Google, Inc. Class A *	637,505
1,100	Google, Inc. Class C *	628,760
17,600	Intel Corp	596,464
6,200	International Business Machines	1,188,354
12,600	Microsoft Corp.	543,816
5,000	Teradata Corp. *	210,800
		5,760,285
	DATA SERVICES - 4.6%
6,700	Automatic Data Processing, Inc.	544,777
9,800	Equifax, Inc.	745,682
8,500	Global Payments, Inc.	588,795
31,600	Net 1 UEPS Technologies, Inc.*	336,540
6,000	Verisk Analytics, Inc.*	360,240
21,639	Secom Co. Ltd. - ADR	329,129
7,568	Western Union Co.	132,213
		3,037,376
	DELIVERY & FREIGHT SERVICES - 2.0%
5,000	Atlas Air Worldwide Holdings, Inc. *	171,100
4,300	Expeditors International of Washington, Inc.	185,674
9,800	United Parcel Servie, Inc.	951,482
		1,308,256
	ELECTRONIC COMPONENTS, PARTS & EQUIPMENT - 9.1%
21,600	Avnet, Inc.	914,328
22,500	Corning, Inc.	442,125
11,400	Emerson Electric Co.	725,610
21,500	Linear Technology Corp.	948,902
9,000	TE Connectivity Ltd.	557,010
12,200	Texas Instruments, Inc.	564,250
24,775	Tyco International Ltd.	1,069,041
9,780	Zebra Technologies Corp. *	783,085
		6,004,351
	ENERGY - 6.0%
4,500	Anadarko Petroleum Corp.	$ 480,825
6,600	Conoco Phillips	544,500
5,700	Devon Energy Corp.	430,350
22,800	Encana Corp	491,340
5,323	Exxon Mobil Corp.	526,658
18,600	Noble Corp PLC	583,482
6,000	Paragon Offshore PLC *	68,400
8,000	Philips 66	648,880
10,200	RPC, Inc.	229,500
		4,003,935
	FINANCE - 0.5%
37,200	Reading International, Inc. *	298,716

	GOLD & SILVER ORES - 0.7%
21,200	Allied Nevada Gold Corp. *	66,356
14,500	Silver Wheaton Corp.	378,595
		444,951
	HEALTHCARE - 4.9%
4,700	Becton Dickinson and Co.	546,328
7,300	Edwards Lifesciences Corp. *	658,825
15,500	QIAGEN NV *	1,010,445
9,700	St. Jude Medical, Inc.	773,769
11,000	Stryker Corp.	268,730
		3,258,097
	HOUSEHOLD PRODUCTS - 3.1%
13,200	Colgate-Palmolive Co.	836,880
5,600	Kimberly-Clark Corp.	581,672
8,627	Procter & Gamble Co.	667,040
		2,085,592
	INDUSTRIAL CONGLOMERATES - 6.0%
10,700	3M Co.	1,507,523
17,300	Eaton Corp. PLC	1,175,016
23,300	General Electric Co.	585,995
26,684	Raven Industries, Inc.	743,683
		4,012,217
	INDUSTRIAL MACHINERY - 5.5%
7,000	AGCO Corp.	340,970
23,138	Graco, Inc.	1,715,683
8,300	Illinois Tool Works, Inc.	683,671
13,300	Lincoln Electric Holdings, Inc.	883,652
		3,623,976
	INSURANCE - 5.2%
3,013	Alleghany Corp. *	1,246,930
3,000	Aon PLC	253,080
6,500	Berkshire Hathaway, Inc. *	815,295
11,700	Leucadia National Corp.	289,107
1,306	National Western Life Insurance Co.	314,746
900	White Mountains Insurance Group Ltd.	544,419
		3,463,577
	PACKAGED FOOD - 2.9%
12,300	Campbell Soup Co.	$ 511,557
3,300	Fomento Economico Mexicano SAB de CV - ADR	309,837
10,300	PepsiCo, Inc.	907,430
4,315	Weis Markets, Inc.	184,078
		1,912,902
	PHARMACEUTICALS - 3.7%
3,500	Ampio Pharmaceuticals, Inc. *	21,105
8,500	Bristol - Myers Squibb Co.	430,270
4,500	Cardinal Health, Inc.	322,425
11,500	Glaxo Smith Kline PLC	556,255
6,845	Novartis AG	595,104
6,500	Novo Nordisk A/S	299,325
8,723	Pfizer, Inc.	250,350
		2,474,834
	PUBLISHING & PRINTING MEDIA - 0.5%
5,668	John Wiley & Sons, Inc.	340,590

	RESTAURANTS - 1.2%
8,400	McDonald's Corp.	794,304

	RETAIL STORES - 5.1%
11,600	Bed Bath & Beyond, Inc. *	734,164
6,300	Costco Wholesale Corp.	740,502
18,300	Lowe's Cos., Inc.	875,655
8,620	Staples, Inc.	99,906
4,000	Tiffany & Co.	390,440
8,000	Walgreen Co.	550,160
		3,390,827
	SERVICES - MISCELLANEOUS AMUSEMENT & RECREATION - 1.0%
8,000	Walt Disney Co.	687,040

	TOTAL COMMON STOCK (Cost $31,074,440)	56,877,474

	REAL ESTATE INVESTMENT TRUST (REITS) - 2.3%
11,481	Colony Financial, Inc.	254,304
25,000	Dynex Capital, Inc.	207,500
3,800	EastGroup Properties, Inc.	236,968
20,700	Plum Creek Timber Co., Inc.	856,359
	TOTAL REITS (Cost $1,184,098)	1,555,131

Par Value	BONDS & NOTES - 6.5%
	MORTGAGE BACKED SECURITIES - 1.0%
$ 58,429	Countrywide Asset-Backed Certificates, 0.82%, 4/25/2032 (A)	$ 39,888
27,904	Countrywide Asset-Backed Certificates, 3.16%, 10/25/2032 (A)	602
500,000	Government National Mortgage Association, 4.5%, 2/20/2034	511,457
46,012	Impac CMB Trust Series 2003-8, 1.06%, 10/25/2033 (A)	46,124
90,480	Impac CMB Trust Series 2004-4, 1.00%, 9/25/2034 (A)	85,715
	TOTAL MORTGAGE BACKED SECURITIES (Cost $736,232)	683,786

	CORPORATE BONDS- 4.0%
	BANKS - 1.6%
350,000	Citigroup, Inc., 5.00%, 9/15/2014	351,770
400,000	Regions Financial Corp., 7.75%, 11/10/2014	407,622
300,000	SunTrust Bank, 0.53%, 4/1/2015	299,962
		1,059,354
	CONSTRUCTION - 0.6%
375,000	Lennar Corp., 5.6%, 5/31/2015	382,500

	OIL & GAS - 0.8%
500,000	Petrobras International Finance Co., 2.88%, 2/6/2015	504,075

	REAL ESTATE INVESTMENT TRUST (REITS) - 0.5%
350,000	Mack-Cali Realty LP, 5.13%, 1/15/2015	356,397

	RETAIL - 0.5%
350,000	L Brands, Inc., 5.25%, 11/1/2014	$ 351,750

	TOTAL CORPORATE BONDS (Cost $2,659,097)	2,654,076

	TREASURY INFLATION PROTECTED SECURITIES (TIPS) - 1.5%
1,000,000	TIPS, 1.00%,5/31/2018 (Cost 996,970)	983,516

	TOTAL BONDS AND NOTES (Cost $4,392,299)	4,321,378

	MUTUAL FUNDS - 0.3%
	EQUITY FUNDS - 0.3%
2,200	Direxion Daily S&P 500 Bear 3X	59,180
3,000	Proshares Ultra Short Russell 2000	145,351
	TOTAL MUTUAL FUNDS (Cost $200,103)	204,531

Shares	PREFERRED STOCK - 0.5%
	CHEMICALS - 0.5%
4,000	EI du Pont de Nemours & Co., 4.50%, Perpetual (Cost $308,578)	360,800

	MONEY MARKET FUND - 4.7%
3,147,426	Huntington Conservative Deposit Account, 0.05% (Cost $3,147,426) (A)	3,147,426

	TOTAL INVESTMENTS - 100.1% (Cost $40,306,944) (B)	$ 66,466,740
	OTHER LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(91,982)
	TOTAL NET ASSETS - 100.0%	$ 66,374,758

* Non-Income producing security.
** Money market Fund; interest rate reflects seven-day effective yield on July 31, 2014.
ADR - American Depository Receipt
REIT - Real Estate Investment Trust
(A) Variable rate security; the rate shown represents the yield at July 31, 2014.

(B) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $40,317,965 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 26,477,488
	Unrealized depreciation:	(328,713)
	Net unrealized appreciation:	$ 26,148,775

Marathon Value Portfolio
SCHEDULE OF INVESTMENTS (Continued)(Unaudited)
July 31, 2014

The following is a summary of significant accounting policies followed by the Fund in preparation of the financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor.  The team may also enlist third party consultants such as a valuation firm or certified public accounting firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the“Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 -   Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2014, for the Fund’s investments measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 56,877,474	$ -	$ -	$ 56,877,474
Corporate Bonds	-	2,654,076	-	2,654,076
Mortgage Backed Securities	-	683,786	-	683,786
Treasury Inflation Protected Securities	-	983,516	-	983,516
Mutual Funds	204,531	-	-	204,531
Preferred Stock	360,800	-	-	360,800
Real Estate Investment Trusts	1,555,131	-	-	1,555,131
Money Market Fund	3,147,426	-	-	3,147,426
Total	$ 62,145,362	$ 4,321,378	$ -	$ 66,466,740

* Refer to the Portfolio of Investments for industry classification.

The Fund did not hold any Level 3 securities during the period. There were no transfers between Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

9/26/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

9/26/14

By (Signature and Title)

*/s/ Brian Curley

       Brian Curley, Treasurer

Date

9/26/14